Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA PARTNERS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
VY American Century Small-Mid Cap Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® American Century Small-Mid Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses1Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.During the most recent fiscal year, the Portfolio's portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. For this Portfolio, the sub-adviser (the “Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600® Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The market capitalization of companies in the S&P SmallCap 600® Index as of December 31, 2022, ranged from $203.1 million to $6.3 billion. The market capitalization of companies in the Russell 2000® Index as of December 31, 2022, ranged from $6.1 million to $7.9 billion. The market capitalization of companies in the Russell 3000® Index as of December 31, 2022, ranged from $6.1 million to $2.1 trillion. The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder , and under the terms of applicable no-action relief or exemptive orders granted thereunder .The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company's fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as fixed-income instruments and preferred stocks convertible into common stocks, and stock or stock index futures contracts.The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign (non-U.S.) securities, debt obligations of governments and their agencies, and other similar securities. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”).The Sub-Adviser uses a variety of analytical research tools and techniques to help make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the Sub-Adviser may also consider environmental, social, and/or governance (“ESG”) factors. However, the Sub-Adviser may not consider ESG factors with respect to every investment decision and, even when such factors are considered, it may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the Portfolio.The Sub-Adviser may sell stocks from the Portfolio's investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock's risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock's prospects.The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk.Company: The price of a company’s stock could decline or underperform for many reasons , including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with fixed-income instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.Credit: The Portfolio could lose money if the issuer or guarantor of a fixed- income instrument in which the Portfolio invests,or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling , or is perceived ( whether by market participants, rating agencies, pricing services , or otherwise) as unable or unwilling, to meet its financial obligations .Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other fixed-income instruments ; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rate. As of the date of this Prospectus, the U.S. is experiencing a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.Market: The market values of securities will fluctuate , sometimes sharply and unpredictably , based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors , political developments,and other factors. Prices of equity securities tend to rise and fall more dramatically than those of fixed-income instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign (non-U.S.) banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets, and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.Other Investment Companies: The main risk of investing in other investment companies, including ETFs , is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.Prepayment and Extension: Many types of fixed-income instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a fixed-income instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a fixed-income instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a fixed-income instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the fixed-income instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt that a government does not pay.Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV(as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:4th Quarter 202021.71%Worst quarter:1st Quarter 2020-30.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY American Century Small-Mid Cap Value Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.91%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.64%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	$ 137
3 Yrs	rr_ExpenseExampleYear03	489
5 Yrs	rr_ExpenseExampleYear05	864
10 Yrs	rr_ExpenseExampleYear10	$ 1,919
2013	rr_AnnualReturn2013	31.12%
2014	rr_AnnualReturn2014	12.15%
2015	rr_AnnualReturn2015	(1.97%)
2016	rr_AnnualReturn2016	23.69%
2017	rr_AnnualReturn2017	10.90%
2018	rr_AnnualReturn2018	(14.49%)
2019	rr_AnnualReturn2019	30.17%
2020	rr_AnnualReturn2020	3.35%
2021	rr_AnnualReturn2021	26.94%
2022	rr_AnnualReturn2022	(5.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
1 Yr	rr_AverageAnnualReturnYear01	(5.85%)
5 Yrs	rr_AverageAnnualReturnYear05	6.57%
10 Yrs	rr_AverageAnnualReturnYear10	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY American Century Small-Mid Cap Value Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.91%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%
1 Yr	rr_ExpenseExampleYear01	$ 87
3 Yrs	rr_ExpenseExampleYear03	333
5 Yrs	rr_ExpenseExampleYear05	600
10 Yrs	rr_ExpenseExampleYear10	$ 1,360
1 Yr	rr_AverageAnnualReturnYear01	(5.38%)
5 Yrs	rr_AverageAnnualReturnYear05	7.10%
10 Yrs	rr_AverageAnnualReturnYear10	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY American Century Small-Mid Cap Value Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.91%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Yr	rr_ExpenseExampleYear01	$ 112
3 Yrs	rr_ExpenseExampleYear03	412
5 Yrs	rr_ExpenseExampleYear05	733
10 Yrs	rr_ExpenseExampleYear10	$ 1,643
1 Yr	rr_AverageAnnualReturnYear01	(5.60%)
5 Yrs	rr_AverageAnnualReturnYear05	6.85%
10 Yrs	rr_AverageAnnualReturnYear10	10.79%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY American Century Small-Mid Cap Value Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.91%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
1 Yr	rr_ExpenseExampleYear01	$ 127
3 Yrs	rr_ExpenseExampleYear03	458
5 Yrs	rr_ExpenseExampleYear05	812
10 Yrs	rr_ExpenseExampleYear10	$ 1,810
1 Yr	rr_AverageAnnualReturnYear01	(5.77%)
5 Yrs	rr_AverageAnnualReturnYear05	6.67%
10 Yrs	rr_AverageAnnualReturnYear10	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
VY American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.08%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.75%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.08%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.75%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.08%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.75%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.08%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.75%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | S&P SmallCap 600® Value Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.04%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	5.38%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	10.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | S&P SmallCap 600® Value Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.04%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	5.38%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	10.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | S&P SmallCap 600® Value Index | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.04%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	5.38%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	10.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY American Century Small-Mid Cap Value Portfolio | S&P SmallCap 600® Value Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.04%)	[2]
5 Yrs	rr_AverageAnnualReturnYear05	5.38%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	10.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Voya Investments, LLC (the “ Investment Adviser ” ) is contractually obligated to limit expenses to 1.35%, 0.85%, 1.10%, and 1.25 % of Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or ( ii ) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Portfolio’s Board of Directors (the “Board”).
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.